INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about tax expense [Table Text Block]
	2020	2019
Current tax (recovery) expense

Current year	$(1,376)	$3,999
Prior years	46	187
Total current tax (recovery) expense	$(1,330)	$4,186

Deferred tax (recovery) expense
Current year movement in recognized temporary differences and losses	(97)	841
Prior years	(33)	128
Total deferred tax (recovery) expense	$(130)	$969

Total income tax (recovery) expense	$(1,460)	$5,155

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2020	2019
Income tax (recovery) expense at statutory rate of 26.5% (2019 - 26.5%)	$(1,806)	$4,517
Increase in taxes resulting from:
Non-deductible items	196	292
Other differences	150	346
Income tax (recovery) expense	$(1,460)	$5,155

Disclosure of deferred taxes [Table Text Block]
2020	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$—	$(219)
Property and equipment and Intangible assets	2,398	(1,564)
Accrued liabilities	94	—
Leases	120	—
Restricted Share Units	322	—
Tax losses	205	—
	3,139	(1,783)
Reclassification	(52)	52
	$3,087	$(1,731)

2019	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$—	$(60)
Property and equipment and Intangible assets	2,170	(1,485)
Accrued liabilities	112	—
Investment tax credits	—	(27)
Leases	135	—
Restricted Share Units	504	—
Tax losses	34	—
	2,955	(1,572)
Reclassification	(850)	850
	$2,105	$(722)

Disclosure of detailed information about unrecognized deferred tax assets [Table Text Block]
	2020	2019
Capital losses	$1,385	$1,385